INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Income before income taxes
MILLIONS	2013	2012	2011

United States	$725.8	$594.8	$440.0
International	572.5	417.8	239.6
Total	$1,298.3	$1,012.6	$679.6

Provision for income taxes

MILLIONS	2013	2012	2011

Federal and state	$301.3	$141.3	$104.9
International	153.8	173.2	69.7
Total current	455.1	314.5	174.6
Federal and state	(124.0)	31.7	25.2
International	(6.5)	(34.9)	16.5
Total deferred	(130.5)	(3.2)	41.7
Provision for income taxes	$324.7	$311.3	$216.3

Net deferred tax assets and deferred tax liabilities

DECEMBER 31 (MILLIONS)	2013	2012

Deferred tax assets
Other accrued liabilities	$125.9	$136.1
Loss carryforwards	106.3	110.4
Share-based compensation	70.1	71.6
Pension and other comprehensive income	160.9	337.8
Foreign tax credits	29.9	47.6
Other, net	150.0	138.9
Valuation allowance	(88.3)	(116.5)
Total	554.8	725.9
Deferred tax liabilities
Property, plant and equipment basis differences	287.3	246.8
Intangible assets	1,488.0	1,218.0
Unremitted foreign earnings	94.5	68.3
Other, net	132.0	114.2
Total	2,001.8	1,647.3
Net deferred tax liabilities balance	$(1,447.0)	$(921.4)

Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate

	2013	2012	2011
Statutory U.S. rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.1	1.1	2.0
Foreign operations	(4.5)	(3.0)	(3.2)
Domestic manufacturing deduction	(2.6)	(2.6)	(2.9)
R&D credit	(1.4)	—	(0.3)
Change in valuation allowance	(1.0)	—	1.2
Nondeductible deal costs	0.2	0.5	0.8
Audit settlements and refunds	(0.8)	0.1	(0.5)
Other, net	(1.0)	(0.4)	(0.3)
Effective income tax rate	25.0%	30.7%	31.8%

Reconciliation of the beginning and ending amount of gross liability for unrecognized tax benefits

MILLIONS	2013	2012	2011
Balance at beginning of year	$93.1	$89.5	$66.2
Additions based on tax positions related to the current year	9.1	7.5	7.3
Additions for tax positions of prior years	6.1	5.0	1.4
Reductions for tax positions of prior years	(15.6)	(3.4)	(27.0)
Reductions for tax positions due to statute of limitations	(3.6)	(0.8)	(0.8)
Settlements	(0.7)	(8.0)	(8.0)
Assumed in connection with the Champion acquisition	9.8	—	—
Assumed in connection with the Nalco merger	—	7.8	50.1
Foreign currency translation	0.5	(4.5)	0.3
Balance at end of year	$98.7	$93.1	$89.5